Schedule of effective income tax rate (Details)		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Income Tax Disclosure [Abstract]
Loss before income tax expense		$ (2,847,879)	£ (2,075,534)	£ (1,106,493)	£ (2,107,543)
Effect of tax exempt for the Company incorporated in Cayman Islands		3.00%	3.00%	0.00%	0.00%
Income tax computed at statutory tax rate of 19% of the United Kingdom		(19.00%)	(19.00%)	(19.00%)	(19.00%)
Effect of different tax rates available to different jurisdictions		4.80%	4.80%	1.50%	1.50%
Effect of non-taxable income		(2.90%)	(2.90%)		1.90%
Effect of non-deductible expenses		5.10%	5.10%
Effect of tax loss not recognized (note)	[1]	9.00%	9.00%	17.70%	15.60%
Effect of valuation allowance					8.40%
Income tax expense				0.20%	8.40%

[1]	The tax loss not recognized mainly represents subsidiaries of the Company which recorded loss before tax for years ended June 30 2023, 2024 and 2025.